UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Belgium — 3.3%
426,005	Proximus SADP	$14,903,412

	Finland — 4.1%
1,175,991	Fortum OYJ	18,441,598

	France — 20.9%
286,990	Casino Guichard Perrachon S.A.	16,998,997
536,670	CNP Assurances	12,047,706
163,060	Fonciere des Regions	15,126,360
309,062	SCOR SE	12,252,486
252,720	Societe Generale S.A.	13,598,053
250,500	TOTAL S.A.	12,384,234
49,030	Unibail-Rodamco SE	12,356,340
		94,764,176

	Germany — 7.9%
64,455	Allianz SE	12,691,644
271,157	Deutsche Post AG	10,164,439
63,314	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,767,077
		35,623,160

	Italy — 7.2%
897,430	Assicurazioni Generali S.p.A.	14,770,275
4,065,013	Snam S.p.A.	17,717,168
		32,487,443

	Netherlands — 2.7%
378,356	Boskalis Westminster	12,287,905

	Spain — 2.8%
1,892,863	Banco Santander S.A.	12,521,943

	Sweden — 2.9%
1,090,317	Skandinaviska Enskilda Banken AB, Class A	13,187,805

	Switzerland — 14.8%
113,573	PSP Swiss Property AG	10,612,307
168,536	Swiss Prime Site AG	15,308,672
134,421	Swiss Re AG	12,286,996
25,108	Swisscom AG	12,115,415
57,611	Zurich Insurance Group AG	16,768,412
		67,091,802

	United Kingdom — 33.1%
284,764	AstraZeneca PLC	19,045,340
1,472,122	BAE Systems PLC	12,146,569
1,625,602	easyJet PLC	28,773,778
813,256	GlaxoSmithKline PLC	17,323,715
4,668,615	J Sainsbury PLC	15,305,041
892,811	Royal Dutch Shell PLC, Class B	23,983,728
1,071,914	SSE PLC	20,285,642

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
1,123,630	United Utilities Group PLC	$12,695,682
		149,559,495

	Total Investments — 99.7%	450,868,739
	(Cost $437,036,956) (b)
	Net Other Assets and Liabilities — 0.3%	1,501,632
	Net Assets — 100.0%	$452,370,371

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,173,774 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,341,991.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$450,868,739	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $158,553,494 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close on September 30, 2016, exceeding a certain threshold.

 See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

% of Total
Sector Allocation	Long-Term Investments
Financials	29.5%
Industrials	14.0
Energy	12.0
Real Estate	11.8
Utilities	11.4
Health Care	8.1
Consumer Staples	7.2
Telecommunication Services	6.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	49.0%
British Pound Sterling	33.2
Swiss Franc	14.9
Swedish Krona	2.9
Total	100.0%

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 5.6%
196,196	BGP Holdings PLC (b) (c) (d)	$0
21,277	BWP Trust	48,733
14,751	Charter Hall Retail REIT	46,144
64,734	Cromwell Property Group	47,267
42,363	Dexus	308,670
76,806	Goodman Group	464,589
78,849	GPT Group (The)	290,289
24,468	Investa Office Fund	82,559
161,997	Mirvac Group	265,208
223,700	Scentre Group	696,338
32,507	Shopping Centres Australasia Property Group	54,717
105,747	Stockland	355,993
143,366	Vicinity Centres	283,190
83,791	Westfield Corp.	517,145
		3,460,842

	Austria — 0.3%
4,682	BUWOG AG	134,518
3,025	CA Immobilien Anlagen AG	73,799
		208,317

	Belgium — 0.6%
787	Aedifica S.A.	68,647
845	Befimmo S.A.	50,244
888	Cofinimmo S.A.	109,182
680	Intervest Offices & Warehouses N.V.	17,397
89	Leasinvest Real Estate S.C.A.	10,445
227	Retail Estates N.V.	20,685
714	Warehouses De Pauw C.V.A	75,042
93	Wereldhave Belgium N.V.	10,621
		362,263

	Bermuda — 0.6%
51,022	Hongkong Land Holdings Ltd.	375,522

	Canada — 2.8%
3,708	Allied Properties Real Estate Investment Trust	111,286
6,590	Artis Real Estate Investment Trust	66,571
1,657	Boardwalk Real Estate Investment Trust	60,757
5,892	Canadian Apartment Properties REIT	152,525
3,184	Canadian Real Estate Investment Trust	112,623
8,388	Chartwell Retirement Residences	100,193
8,014	Cominar Real Estate Investment Trust	78,546
3,833	Crombie Real Estate Investment Trust	41,469
5,868	Dream Global Real Estate Investment Trust	49,413
4,517	Dream Office Real Estate Investment Trust	68,096
6,469	First Capital Realty, Inc.	98,571
2,046	Granite Real Estate Investment Trust	80,922
12,523	H&R Real Estate Investment Trust	212,644

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
3,211	Killam Apartment Real Estate Investment Trust	$31,545
2,183	Northview Apartment Real Estate Investment Trust	35,418
11,803	Pure Industrial Real Estate Trust	62,619
14,190	RioCan Real Estate Investment Trust	263,382
5,059	Smart Real Estate Investment Trust	125,305
		1,751,885

	Cayman Islands — 1.5%
119,011	Cheung Kong Property Holdings Ltd.	932,125

	Finland — 0.2%
16,784	Citycon OYJ	44,052
9,198	Sponda OYJ	53,263
6,161	Technopolis OYJ	25,966
		123,281

	France — 3.3%
293	ANF Immobilier	7,021
1,712	Fonciere des Regions	158,815
1,746	Gecina S.A.	273,903
1,543	ICADE	129,532
8,989	Klepierre	368,424
1,791	Mercialys S.A.	35,041
4,334	Unibail-Rodamco SE	1,092,237
		2,064,973

	Germany — 3.3%
1,207	ADLER Real Estate AG (e)	18,749
5,794	alstria office REIT-AG	78,319
2,112	Deutsche EuroShop AG	83,246
15,522	Deutsche Wohnen AG	593,727
1,885	DIC Asset AG	20,660
3,321	Hamborner REIT AG	34,081
2,765	LEG Immobilien AG	259,939
6,409	TAG Immobilien AG	100,760
2,889	TLG Immobilien AG	59,048
20,517	Vonovia SE	814,667
3,763	WCM Beteiligungs & Grundbesitz-AG (c)	13,646
		2,076,842

	Guernsey — 0.1%
10,490	F&C UK Real Estate Investment Ltd.	14,585
10,774	Regional REIT Ltd. (f)	14,769
22,674	Schroder Real Estate Investment Trust Ltd.	18,901
17,002	Standard Life Investment Property Income Trust Ltd.	19,764
		68,019

	Hong Kong — 5.5%
84,807	Champion REIT	53,986

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
88,085	Hang Lung Properties Ltd.	$220,002
47,188	Henderson Land Development Co., Ltd.	263,215
27,330	Hysan Development Co., Ltd.	130,394
96,846	Link REIT	736,816
237,324	New World Development Co., Ltd.	301,236
129,683	Sino Land Co., Ltd.	212,610
62,271	Sun Hung Kai Properties Ltd.	914,829
46,091	Swire Properties Ltd.	152,014
53,051	Wharf Holdings (The) Ltd.	439,631
		3,424,733

	Ireland — 0.2%
29,911	Green REIT PLC	48,614
29,999	Hibernia REIT PLC	47,112
15,310	Irish Residential Properties REIT PLC	23,782
		119,508

	Isle of Man — 0.0%
52,807	Redefine International PLC	27,395

	Israel — 0.1%
1,300	Azrieli Group Ltd.	72,298

	Italy — 0.1%
44,546	Beni Stabili S.p.A. SIIQ	32,155
15,709	Immobiliare Grande Distribuzione SIIQ S.p.A.	13,833
		45,988

	Japan — 10.4%
26	Activia Properties, Inc.	111,074
55	Advance Residence Investment Corp.	136,675
5,127	AEON Mall Co., Ltd.	100,831
59	AEON REIT Investment Corp.	64,993
66	Daiwa House REIT Investment Corp.	156,616
12	Daiwa Office Investment Corp.	60,493
19	Frontier Real Estate Investment Corp.	78,297
27	Fukuoka REIT Corp.	41,505
106	GLP J-REIT	114,128
15,500	Hulic Co., Ltd.	158,066
40	Hulic REIT, Inc.	62,414
16	Industrial & Infrastructure Fund Investment Corp.	72,549
135	Invincible Investment Corp.	57,973
52	Japan Excellent, Inc.	57,837
165	Japan Hotel REIT Investment Corp.	116,626
37	Japan Logistics Fund, Inc.	76,813
37	Japan Prime Realty Investment Corp.	128,131
54	Japan Real Estate Investment Corp.	268,380
65	Japan Rental Housing Investments, Inc.	47,966
117	Japan Retail Fund Investment Corp.	215,848
16	Kenedix Office Investment Corp.	85,352
22	Kenedix Retail REIT Corp.	46,435
51,630	Mitsubishi Estate Co., Ltd.	960,990

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
41,281	Mitsui Fudosan Co., Ltd.	$983,807
63	Mori Hills REIT Investment Corp.	77,409
43	Mori Trust Sogo Reit, Inc.	69,389
19	Nippon Accommodations Fund, Inc.	79,395
55	Nippon Building Fund, Inc.	280,685
72	Nippon Prologis REIT, Inc.	153,250
5,200	Nomura Real Estate Holdings, Inc.	101,896
174	Nomura Real Estate Master Fund, Inc.	237,776
4,692	NTT Urban Development Corp.	45,220
112	Orix JREIT, Inc.	165,199
55	Premier Investment Corp.	53,692
36	Sekisui House REIT, Inc.	42,922
47	Sekisui House Residential Investment Corp.	49,476
18,744	Sumitomo Realty & Development Co., Ltd.	577,444
8,987	Tokyo Tatemono Co., Ltd.	117,616
38	Tokyu REIT, Inc.	46,151
127	United Urban Investment Corp.	181,227
		6,482,546

	Jersey — 0.2%
4,250	Kennedy Wilson Europe Real Estate PLC	61,443
3,445	Phoenix Spree Deutschland Ltd.	13,181
10,402	Target Healthcare REIT Ltd.	15,953
		90,577

	Luxembourg — 0.2%
1,274	ADO Properties S.A. (f)	53,890
4,442	Grand City Properties S.A.	89,013
		142,903

	Netherlands — 0.4%
2,057	Eurocommercial Properties N.V.	82,194
749	NSI N.V.	27,063
832	Vastned Retail N.V.	34,832
1,762	Wereldhave N.V.	86,396
		230,485

	New Zealand — 0.1%
56,848	Kiwi Property Group Ltd.	58,738

	Norway — 0.1%
4,781	Entra ASA (f)	59,557
7,354	Norwegian Property ASA	9,073
		68,630

	Singapore — 2.5%
103,900	Ascendas Real Estate Investment Trust	196,970
84,590	CapitaLand Commercial Trust	101,993
109,830	CapitaLand Ltd.	279,212
100,783	CapitaLand Mall Trust	144,577
28,200	CDL Hospitality Trusts	33,899

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore (Continued)
20,500	City Developments Ltd.	$159,771
57,555	Fortune Real Estate Investment Trust	71,433
84,300	Keppel REIT	70,110
83,121	Mapletree Commercial Trust	96,298
54,900	Mapletree Industrial Trust	74,170
64,353	Mapletree Logistics Trust	55,858
106,497	Suntec Real Estate Investment Trust	144,652
20,500	UOL Group Ltd.	113,761
		1,542,704

	Spain — 0.7%
2,733	Axiare Patrimonio Socimi S.A.	46,698
3,867	Hispania Activos Inmobiliarios Socimi S.A.	63,932
11,292	Inmobiliaria Colonial S.A.	98,380
3,817	Lar Espana Real Estate Socimi S.A.	35,151
14,656	Merlin Properties Socimi S.A.	185,137
		429,298

	Sweden — 1.4%
11,782	Castellum AB	172,995
1,532	D Carnegie & Co. AB (c)	21,231
3,679	Dios Fastigheter AB	20,350
5,766	Fabege AB	110,875
4,238	Fastighets AB Balder, Class B (c)	102,621
6,559	Hemfosa Fastigheter AB	70,847
4,786	Hufvudstaden AB, Class A	79,362
24,656	Klovern AB, Class B	26,984
8,249	Kungsleden AB	50,524
2,925	Pandox AB	52,253
8,386	Wallenstam AB, Class B	80,777
2,899	Wihlborgs Fastigheter AB	61,251
		850,070

	Switzerland — 1.0%
615	Allreal Holding AG	111,276
266	Mobimo Holding AG	74,621
1,715	PSP Swiss Property AG	160,250
3,089	Swiss Prime Site AG	280,584
		626,731

	United Kingdom — 4.5%
71,174	Assura PLC	59,143
6,344	Big Yellow Group PLC	65,441
44,931	British Land (The) Co. PLC	354,343
31,956	Capital & Counties Properties PLC	121,825
23,296	Capital & Regional PLC	17,067
13,782	Custodian REIT PLC	21,002
198	Daejan Holdings PLC	15,924
4,376	Derwent London PLC	151,266
21,313	Empiric Student Property PLC	31,021
14,688	GCP Student Living PLC	27,739
17,910	Grainger PLC	61,350
14,257	Great Portland Estates PLC	110,858

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
34,684	Hammerson PLC	$259,527
31,702	Hansteen Holdings PLC	51,407
4,297	Helical PLC	16,832
38,740	Intu Properties PLC	135,780
33,230	Land Securities Group PLC	438,433
27,924	LondonMetric Property PLC	60,883
10,098	NewRiver REIT PLC	46,019
24,924	Primary Health Properties PLC	36,926
8,899	Safestore Holdings PLC	48,843
43,596	Segro PLC	277,777
9,797	Shaftesbury PLC	124,093
59,581	Tritax Big Box REIT PLC	113,454
9,688	UNITE Group (The) PLC	81,892
5,259	Workspace Group PLC	60,996
		2,789,841

	United States — 53.8%
3,640	Acadia Realty Trust	101,192
1,101	Agree Realty Corp.	50,503
92	Alexander’s, Inc.	38,774
3,926	Alexandria Real Estate Equities, Inc.	472,965
1,750	American Assets Trust, Inc.	68,932
5,831	American Campus Communities, Inc.	275,806
9,874	American Homes 4 Rent, Class A	222,856
6,804	Apartment Investment & Management Co., Class A	292,368
9,150	Apple Hospitality REIT, Inc.	171,197
3,331	Ashford Hospitality Trust, Inc.	20,253
6,008	AvalonBay Communities, Inc.	1,154,557
6,720	Boston Properties, Inc.	826,694
7,526	Brandywine Realty Trust	131,931
13,308	Brixmor Property Group, Inc.	237,947
3,757	Camden Property Trust	321,261
3,650	Care Capital Properties, Inc.	97,455
3,123	CareTrust REIT, Inc.	57,900
7,305	CBL & Associates Properties, Inc.	61,581
3,580	Cedar Realty Trust, Inc.	17,363
1,638	Chatham Lodging Trust	32,907
2,563	Chesapeake Lodging Trust	62,717
4,829	Colony Starwood Homes	165,683
5,334	Columbia Property Trust, Inc.	119,375
4,339	Corporate Office Properties Trust	151,995
18,118	Cousins Properties, Inc.	159,257
7,845	CubeSmart	188,594
4,016	DCT Industrial Trust, Inc.	214,615
13,479	DDR Corp.	122,255
8,667	DiamondRock Hospitality Co.	94,904
6,965	Digital Realty Trust, Inc.	786,697
6,324	Douglas Emmett, Inc.	241,640
15,504	Duke Realty Corp.	433,337
3,376	DuPont Fabros Technology, Inc.	206,476
1,439	EastGroup Properties, Inc.	120,588
3,186	Education Realty Trust, Inc.	123,458

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
5,548	Empire State Realty Trust, Inc., Class A	$115,232
2,735	EPR Properties	196,564
5,250	Equity Commonwealth (c)	165,900
3,546	Equity LifeStyle Properties, Inc.	306,162
15,557	Equity Residential	1,024,117
2,851	Essex Property Trust, Inc.	733,477
5,307	Extra Space Storage, Inc.	413,946
3,137	Federal Realty Investment Trust	396,485
5,585	FelCor Lodging Trust, Inc.	40,268
5,045	First Industrial Realty Trust, Inc.	144,388
2,517	First Potomac Realty Trust	27,964
10,585	Forest City Realty Trust, Inc., Class A	255,839
2,622	Four Corners Property Trust, Inc.	65,838
4,529	Franklin Street Properties Corp.	50,181
8,578	Gaming and Leisure Properties, Inc.	323,133
1,177	Getty Realty Corp.	29,543
26,879	GGP, Inc.	633,269
2,901	Global Net Lease, Inc.	64,518
3,032	Government Properties Income Trust	55,516
6,556	Gramercy Property Trust	194,779
20,481	HCP, Inc.	654,573
5,005	Healthcare Realty Trust, Inc.	170,921
8,250	Healthcare Trust of America, Inc., Class A	256,658
1,681	Hersha Hospitality Trust	31,115
4,380	Highwoods Properties, Inc.	222,110
7,074	Hospitality Properties Trust	206,207
31,845	Host Hotels & Resorts, Inc.	581,808
6,807	Hudson Pacific Properties, Inc.	232,731
5,282	Investors Real Estate Trust	32,801
3,835	Invitation Homes, Inc.	82,951
4,205	Kilroy Realty Corp.	316,006
18,007	Kimco Realty Corp.	330,428
3,588	Kite Realty Group Trust	67,921
4,932	LaSalle Hotel Properties	146,974
10,195	Lexington Realty Trust	101,032
6,412	Liberty Property Trust	261,033
1,996	Life Storage, Inc.	147,904
1,705	LTC Properties, Inc.	87,620
5,964	Macerich (The) Co.	346,270
3,924	Mack-Cali Realty Corp.	106,497
15,778	Medical Properties Trust, Inc.	203,063
4,941	Mid-America Apartment Communities, Inc.	520,683
3,006	Monmouth Real Estate Investment Corp.	45,240
7,296	Monogram Residential Trust, Inc.	70,844
1,722	National Health Investors, Inc.	136,382
6,478	National Retail Properties, Inc.	253,290
1,920	National Storage Affiliates Trust	44,371
3,557	New Senior Investment Group, Inc.	35,748
8,480	Omega Healthcare Investors, Inc.	280,010

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
8,645	Paramount Group, Inc.	$138,320
5,614	Park Hotels & Resorts, Inc.	151,353
1,835	Parkway, Inc.	42,003
2,984	Pebblebrook Hotel Trust	96,204
2,966	Pennsylvania Real Estate Investment Trust	33,575
6,683	Physicians Realty Trust	134,596
6,313	Piedmont Office Realty Trust, Inc., Class A	133,078
23,006	Prologis, Inc.	1,349,072
857	PS Business Parks, Inc.	113,458
6,458	Public Storage	1,346,687
2,035	QTS Realty Trust, Inc., Class A	106,492
4,096	Quality Care Properties, Inc. (c)	74,998
3,406	Ramco-Gershenson Properties Trust	43,937
11,915	Realty Income Corp.	657,470
6,502	Regency Centers Corp.	407,285
4,693	Retail Opportunity Investments Corp.	90,059
10,326	Retail Properties of America, Inc., Class A	126,081
2,868	Rexford Industrial Realty, Inc.	78,698
5,330	RLJ Lodging Trust	105,907
1,916	Ryman Hospitality Properties, Inc.	122,643
2,793	Sabra Health Care REIT, Inc.	67,311
483	Saul Centers, Inc.	28,004
2,744	Select Income REIT	65,938
10,257	Senior Housing Properties Trust	209,653
1,088	Seritage Growth Properties, Class A	45,642
13,572	Simon Property Group, Inc.	2,195,407
4,325	SL Green Realty Corp.	457,585
21,091	Spirit Realty Capital, Inc.	156,284
3,872	STAG Industrial, Inc.	106,867
7,433	STORE Capital Corp.	166,871
4,433	Summit Hotel Properties, Inc.	82,675
3,283	Sun Communities, Inc.	287,886
9,567	Sunstone Hotel Investors, Inc.	154,220
4,077	Tanger Factory Outlet Centers, Inc.	105,921
2,571	Taubman Centers, Inc.	153,103
2,122	Terreno Realty Corp.	71,427
2,066	Tier REIT, Inc.	38,180
11,572	UDR, Inc.	450,961
549	Universal Health Realty Income Trust	43,668
4,233	Urban Edge Properties	100,449
1,280	Urstadt Biddle Properties, Inc., Class A	25,344
15,475	Ventas, Inc.	1,075,203
42,599	VEREIT, Inc.	346,756
7,502	Vornado Realty Trust	704,438
8,082	Washington Prime Group, Inc.	67,646
3,346	Washington Real Estate Investment Trust	106,737
5,232	Weingarten Realty Investors	157,483
15,997	Welltower, Inc.	1,197,375
4,600	WP Carey, Inc.	303,646

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
4,664	Xenia Hotels & Resorts, Inc.	$90,342
		33,471,281
	Total Common Stocks — 99.5%	61,897,795
	(Cost $55,098,272)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
23,021	F&C Commercial Property Trust Ltd.	43,567
18,644	MedicX Fund Ltd.	21,551
23,598	Picton Property Income Ltd.	25,587
28,548	UK Commercial Property Trust Ltd.	34,264
	Total Investment Companies — 0.2%	124,969
	(Cost $124,548)

	Rights (a) — 0.0%
	New Zealand — 0.0%
5,168	Kiwi Property Group Ltd. (b) (c)	189
	United Kingdom — 0.0%
937	NewRiver REIT PLC (b) (c)	182
	Total Rights — 0.0%	371
	(Cost $0)

	Total Investments — 99.7%	62,023,135
	(Cost $55,222,820) (g)
	Net Other Assets and Liabilities — 0.3%	212,708
	Net Assets — 100.0%	$62,235,843

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $371 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (October 1, 2016 to June 30, 2017), the Fund received 110 shares of ADLER Real Estate AG.
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,480,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,680,198.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 06/30/2017	Level 1	Level 2		Level 3
Common Stocks:
Australia	$3,460,842	$3,460,842	$—	**	$—
Other Country Categories*	58,436,953	58,436,953	—		—
Total Common Stocks	61,897,795	61,897,795	—	**	—
Investment Companies*	124,969	124,969	—		—
Rights*	371	—	371		—
Total Investments	$62,023,135	$62,022,764	$371		$—

*   See Portfolio of Investments for country breakout.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred investments valued at $25,890,456 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

% of Total
Sector Allocation	Long-Term Investments
Real Estate	99.7%
Health Care	0.2
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.6%
Japanese Yen	10.4
Euro	9.4
Hong Kong Dollar	7.1
Australian Dollar	5.6
British Pound Sterling	5.0
Canadian Dollar	2.8
Singapore Dollar	2.4
Swedish Krona	1.4
Swiss Franc	1.0
Israeli Shekel	0.1
New Zealand Dollar	0.1
Norwegian Krone	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 13.3%
168,365	Australia & New Zealand Banking Group Ltd.	$3,716,512
484,124	Bendigo and Adelaide Bank Ltd.	4,122,833
63,134	Commonwealth Bank of Australia	4,018,328
519,477	Crown Resorts Ltd.	4,903,024
1,264,782	Harvey Norman Holdings Ltd.	3,713,457
161,562	JB Hi-Fi Ltd.	2,901,999
58,349	Macquarie Group Ltd.	3,968,954
194,482	National Australia Bank Ltd.	4,423,069
412,411	Suncorp Group Ltd.	4,697,619
867,335	Sydney Airport	4,726,421
1,358,439	Tabcorp Holdings Ltd.	4,562,690
1,415,038	Telstra Corp., Ltd.	4,676,661
109,227	Wesfarmers Ltd.	3,368,141
165,709	Westpac Banking Corp.	3,885,864
		57,685,572

	Bermuda — 2.9%
913,033	Kerry Properties Ltd.	3,099,011
114,118	Lazard Ltd., Class A	5,287,087
253,659	VTech Holdings Ltd.	4,018,933
		12,405,031

	Canada — 10.2%
51,842	Bank of Nova Scotia (The)	3,118,595
89,385	BCE, Inc.	4,025,358
37,948	Canadian Imperial Bank of Commerce	3,084,006
199,018	CI Financial Corp.	4,241,870
105,221	Emera, Inc.	3,911,709
127,204	Genworth MI Canada, Inc.	3,499,876
141,753	IGM Financial, Inc.	4,396,442
70,354	National Bank of Canada	2,958,362
222,340	Russel Metals, Inc.	4,450,915
161,749	Shaw Communications, Inc., Class B	3,528,593
109,632	TELUS Corp.	3,784,874
69,296	TransCanada Corp.	3,303,423
		44,304,023

	Cayman Islands — 1.3%
566,930	Phoenix Group Holdings	5,715,229

	Denmark — 1.0%
199,085	Tryg A/S	4,354,559

	Finland — 4.0%
381,673	Fortum OYJ	5,985,301
98,064	Metso OYJ	3,400,442
78,536	Nokian Renkaat OYJ	3,250,730
90,279	Sampo OYJ, Class A	4,626,652
		17,263,125

	France — 10.4%
161,265	AXA S.A.	4,411,331

Shares	Description	Value
	Common Stocks (a) (Continued)
	France (Continued)
60,611	BNP Paribas S.A.	$4,365,454
86,904	Bouygues S.A.	3,664,591
92,849	Casino Guichard Perrachon S.A.	5,499,633
185,576	CNP Assurances	4,165,996
505,373	Engie S.A.	7,627,869
165,194	Lagardere S.C.A.	5,216,911
918,320	Natixis S.A.	6,164,158
82,092	TOTAL S.A.	4,058,469
		45,174,412

	Germany — 0.9%
20,196	Allianz SE	3,976,735

	Hong Kong — 3.5%
2,587,832	New World Development Co., Ltd.	3,284,736
7,675,490	PCCW Ltd.	4,364,956
3,731,908	SJM Holdings Ltd.	3,933,884
360,094	Swire Pacific Ltd., Class A	3,516,791
		15,100,367

	Ireland — 0.8%
84,278	Seagate Technology PLC	3,265,772

	Italy — 3.4%
280,211	Assicurazioni Generali S.p.A.	4,611,829
736,617	Banca Mediolanum S.p.A.	6,112,254
273,449	Eni S.p.A.	4,110,136
		14,834,219

	Japan — 1.5%
933,000	Aozora Bank Ltd.	3,550,336
544,100	Tokai Tokyo Financial Holdings, Inc.	3,013,774
		6,564,110

	Netherlands — 0.9%
717,829	Aegon N.V.	3,665,639

	New Zealand — 3.7%
487,474	Fletcher Building Ltd.	2,854,193
2,813,344	SKY Network Television Ltd.	7,112,577
2,257,008	Spark New Zealand Ltd.	6,251,871
		16,218,641

	Norway — 0.9%
221,863	Statoil ASA	3,677,897

	Portugal — 1.3%
1,648,509	EDP - Energias de Portugal S.A.	5,390,595

	Singapore — 1.2%
2,677,900	StarHub Ltd.	5,290,640

	Spain — 4.4%
199,014	Gas Natural SDG S.A.	4,657,465
1,207,390	Mapfre S.A.	4,217,053
214,214	Red Electrica Corp. S.A.	4,476,146

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain (Continued)
552,292	Telefonica S.A.	$5,701,185
		19,051,849

	Sweden — 4.3%
385,148	Nordea Bank AB	4,900,812
359,194	Skandinaviska Enskilda Banken AB, Class A	4,344,590
188,067	Swedbank AB, Class A	4,582,971
1,066,104	Telia Co., AB	4,908,682
		18,737,055

	Switzerland — 3.1%
47,343	Swiss Re AG	4,327,473
8,837	Swisscom AG	4,264,136
17,174	Zurich Insurance Group AG	4,998,710
		13,590,319

	United Kingdom — 12.8%
63,158	AstraZeneca PLC	4,224,079
453,848	Bovis Homes Group PLC	5,648,125
2,328,453	Carillion PLC	5,665,099
383,493	easyJet PLC	6,787,973
223,806	Galliford Try PLC	3,384,287
604,977	HSBC Holdings PLC	5,607,884
1,438,892	Legal & General Group PLC	4,840,785
1,137,534	Old Mutual PLC	2,865,392
219,290	Royal Dutch Shell PLC, Class A	5,819,498
316,368	Tate & Lyle PLC	2,727,808
2,252,581	Taylor Wimpey PLC	5,169,512
256,557	United Utilities Group PLC	2,898,789
		55,639,231

	United States — 13.7%
87,061	AT&T, Inc.	3,284,812
110,672	CenterPoint Energy, Inc.	3,030,199
307,518	CenturyLink, Inc.	7,343,530
27,164	Chevron Corp.	2,834,020
124,535	CNA Financial Corp.	6,071,081
110,671	FirstEnergy Corp.	3,227,166
439,940	Guess?, Inc.	5,622,433
47,765	Helmerich & Payne, Inc.	2,595,550
98,800	Kohl’s Corp.	3,820,596
182,275	Mattel, Inc.	3,924,381
50,692	PacWest Bancorp	2,367,316
68,669	Southern (The) Co.	3,287,872
57,653	Tupperware Brands Corp.	4,048,970
409,686	Waddell & Reed Financial, Inc., Class A	7,734,872
		59,192,798
	Total Common Stocks — 99.5%	431,097,818
	(Cost $429,067,926)

Shares	Description	Value
	Money Market Funds — 0.0%
60,374	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.88% (b)	$60,374
	(Cost $60,374)

	Total Investments — 99.5%	431,158,192
	(Cost $429,128,300) (c)
	Net Other Assets and Liabilities — 0.5%	2,182,219
	Net Assets — 100.0%	$433,340,411

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Interest rate shown reflects yield as of June 30, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,684,074 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,654,182.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$431,097,818	$—	$—
Money Market Funds	60,374	—	—
Total Investments	$431,158,192	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $202,617,688 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	39.7%
Consumer Discretionary	15.6
Telecommunication Services	12.5
Utilities	10.3
Industrials	7.4
Energy	6.1
Consumer Staples	2.7
Real Estate	2.3
Information Technology	1.7
Health Care	1.0
Materials	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	26.7%
United States Dollar	15.7
Australian Dollar	13.4
British Pound Sterling	12.9
Canadian Dollar	10.3
Hong Kong Dollar	5.2
Swedish Krona	4.3
New Zealand Dollar	3.8
Swiss Franc	3.1
Japanese Yen	1.5
Singapore Dollar	1.2
Danish Krone	1.0
Norwegian Krone	0.9
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 102.0%
	Australia — 4.9%
84,572	AGL Energy Ltd.	$1,657,548
4,394,252	Infigen Energy (b)	2,465,512
		4,123,060

	Bermuda — 2.5%
51,025,111	Concord New Energy Group Ltd.	2,124,018

	Canada — 4.1%
202,604	Boralex, Inc., Class A	3,430,894

	Cayman Islands — 8.4%
6,417,013	China High Speed Transmission Equipment Group Co., Ltd. (c)	7,027,322

	China — 6.2%
4,404,873	China Longyuan Power Group Corp., Ltd., Class H	3,204,590
236,815	China Suntien Green Energy Corp., Ltd., Class H	42,768
1,335,200	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (b)	1,949,584
		5,196,942

	Denmark — 19.0%
151,860	DONG Energy A/S (d)	6,855,492
2,152,953	Greentech Energy Systems A/S	2,215,670
74,601	Vestas Wind Systems A/S	6,886,757
		15,957,919

	France — 3.9%
153,807	Electricite de France S.A.	1,665,712
108,599	Engie S.A.	1,639,144
		3,304,856

	Germany — 13.7%
189,434	E. ON SE	1,784,558
412,667	Nordex SE (b) (c)	5,069,139
498,613	PNE Wind AG (c)	1,448,787
81,599	RWE AG (b)	1,625,847
11,612	Siemens AG	1,596,163
		11,524,494

	Italy — 3.2%
310,070	Enel S.p.A	1,662,367
34,131	Prysmian S.p.A.	1,003,807
		2,666,174

	Japan — 4.1%
122,654	Mitsui & Co., Ltd.	1,750,798
198,400	Toray Industries, Inc.	1,658,640
		3,409,438

	Netherlands — 1.5%
58,132	SIF Holding N.V.	1,247,573

Shares	Description	Value
	Common Stocks (a) (Continued)
	Portugal — 0.8%
215,946	EDP - Energias de Portugal S.A.	$706,140

	South Korea — 1.5%
10,226	Dongkuk Structures & Construction Co., Ltd.	61,849
437,785	Unison Co., Ltd. (b)	1,203,368
		1,265,217

	Spain — 11.9%
6,558	Acciona S.A.	577,197
66,411	Endesa S.A. (c)	1,529,924
292,286	Gamesa Corp. Tecnologica S.A.	6,241,048
207,849	Iberdrola S.A.	1,645,861
		9,994,030

	Sweden — 3.4%
276,757	Arise AB (b)	441,842
361,141	Eolus Vind AB, Class B	908,779
74,995	SKF AB, Class B	1,519,537
		2,870,158

	Switzerland — 2.6%
65,974	ABB Ltd.	1,629,225
8,315	BKW AG	488,199
63	Gurit Holding AG	75,555
		2,192,979

	United States — 10.3%
40,005	Alliant Energy Corp.	1,607,001
2,547	Broadwind Energy, Inc. (b)	12,837
19,363	Duke Energy Corp.	1,618,553
7,461	General Cable Corp.	121,987
60,591	General Electric Co.	1,636,563
11,729	NextEra Energy, Inc.	1,643,585
41,859	NRG Energy, Inc.	720,812
23,421	Trinity Industries, Inc.	656,491
9,430	Woodward, Inc.	637,279
		8,655,108
	Total Common Stocks — 102.0%	85,696,322
	(Cost $79,352,698)

	Money Market Funds — 8.0%
6,738,111	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (e) (f)	6,738,111
	(Cost $6,738,111)

	Total Investments — 110.0%	92,434,433
	(Cost $86,090,809) (g)
	Net Other Assets and Liabilities — (10.0)%	(8,389,008)
	Net Assets — 100.0%	$84,045,425

 See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,434,137 and the total value of the collateral held by the Fund is $6,738,111.
(d)

This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)	Interest rate shown reflects yield as of June 30, 2017.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,816,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,473,110.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$85,696,322	$—	$—
Money Market Funds	6,738,111	—	—
Total Investments	$92,434,433	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $39,014,597 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

% of Total
Sector Allocation	Long-Term Investments
Industrials	52.2%
Utilities	45.7
Materials	2.0
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	31.8%
Danish Krone	17.3
United States Dollar	16.6
Hong Kong Dollar	15.5
Australian Dollar	4.5
Canadian Dollar	3.7
Japanese Yen	3.7
Swedish Krona	3.1
Swiss Franc	2.4
South Korean Won	1.4
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Australia — 3.9%
8,607	CIMIC Group Ltd.	$256,939
64,301	Downer EDI Ltd.	316,793
5,214	Monadelphous Group Ltd.	56,064
		629,796

	Canada — 4.0%
2,972	Aecon Group, Inc.	36,990
9,111	SNC-Lavalin Group, Inc.	393,934
8,883	Stantec, Inc.	223,650
		654,574

	Cayman Islands — 1.7%
160,059	China State Construction International Holdings Ltd.	273,891

	China — 4.3%
296,065	China Communications Construction Co., Ltd., Class H	381,483
395,195	China Railway Group Ltd., Class H	311,299
		692,782

	Finland — 0.6%
11,067	YIT OYJ	92,526

	France — 7.8%
10,087	Bouygues S.A.	425,351
4,237	Eiffage S.A.	385,015
5,443	Vinci S.A.	464,577
		1,274,943

	Germany — 1.9%
1,683	HOCHTIEF AG	308,328

	Ireland — 1.9%
9,143	Kingspan Group PLC	313,855

	Italy — 0.3%
13,021	Salini Impregilo S.p.A.	45,062

	Japan — 28.0%
29,000	Chiyoda Corp.	170,429
12,100	COMSYS Holdings Corp.	248,831
24,000	JGC Corp.	388,780
56,000	Kajima Corp.	471,998
12,000	Kandenko Co., Ltd.	126,108
13,800	Kinden Corp.	222,076
42,000	Kumagai Gumi Co., Ltd.	134,803
10,600	Kyowa Exeo Corp.	178,025
19,000	Maeda Corp.	209,131
7,000	Maeda Road Construction Co., Ltd.	139,533
3,000	Nippo Corp.	60,254
39,000	Nishimatsu Construction Co., Ltd.	206,659
36,500	Obayashi Corp.	428,686
24,000	Okumura Corp.	161,316
38,700	Penta-Ocean Construction Co., Ltd.	219,865
2,600	Raito Kogyo Co., Ltd.	27,462

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
38,000	Shimizu Corp.	$402,383
1,400	SHO-BOND Holdings Co., Ltd.	70,576
51,000	Taisei Corp.	465,224
23,000	Toda Corp.	143,143
4,600	Toshiba Plant Systems & Services Corp.	72,471
		4,547,753

	Netherlands — 5.6%
4,278	Arcadis N.V.	77,323
9,610	Boskalis Westminster	312,105
17,526	Chicago Bridge & Iron Co. N.V. (b)	345,788
31,224	Koninklijke BAM Groep N.V.	169,896
		905,112

	Norway — 0.4%
5,349	Veidekke ASA	69,836

	Panama — 1.7%
38,886	McDermott International, Inc. (c)	278,813

	Philippines — 0.5%
15,060	Manila Electric Co.	77,837

	South Korea — 2.7%
33,672	Daewoo Engineering & Construction Co., Ltd. (c)	223,077
8,281	GS Engineering & Construction Corp. (c)	220,388
		443,465

	Spain — 5.6%
11,265	ACS Actividades de Construccion y Servicios S.A.	435,204
37,697	Obrascon Huarte Lain S.A. (b)	135,152
46,923	Sacyr S.A. (c)	124,390
5,702	Tecnicas Reunidas S.A.	220,547
		915,293

	Sweden — 5.0%
7,720	NCC AB, Class B	217,451
15,770	Peab AB	191,306
17,077	Skanska AB, Class B	405,200
		813,957

	United Kingdom — 2.3%
61,426	Balfour Beatty PLC	216,493
8,934	Galliford Try PLC	135,095
2,266	Keller Group PLC	25,913
		377,501

	United States — 21.7%
12,123	AECOM (c)	391,937
4,238	Dycom Industries, Inc. (c)	379,386
5,262	EMCOR Group, Inc.	344,029

 See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
9,561	Fluor Corp.	$437,703
5,999	Granite Construction, Inc.	289,392
7,838	Jacobs Engineering Group, Inc.	426,309
18,775	KBR, Inc.	285,755
7,821	MasTec, Inc. (c)	353,118
13,401	Quanta Services, Inc. (c)	441,161
6,250	Tutor Perini Corp. (c)	179,687
		3,528,477
	Total Common Stocks — 99.9%	16,243,801
	(Cost $13,768,429)

	Rights (a) — 0.0%
	Spain — 0.0%
46,763	Sacyr S.A., expiring 07/16/17 (c)	3,739
	(Cost $0)

	Money Market Funds — 2.4%
378,863	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (d) (e)	378,863
	(Cost $378,863)

	Total Investments — 102.3%	16,626,403
	(Cost $14,147,292) (f)
	Net Other Assets and Liabilities — (2.3)%	(369,441)
	Net Assets — 100.0%	$16,256,962

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $339,975 and the total value of the collateral held by the Fund is $378,863.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of June 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,439,622 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $960,511.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$16,243,801	$—	$—
Rights*	3,739	—	—
Money Market Funds	378,863	—	—
Total Investments	$16,626,403	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $9,947,142 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.4%
Energy	3.1
Utilities	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	27.3%
United States Dollar	27.3
Euro	21.1
Hong Kong Dollar	5.8
Swedish Krona	4.9
Canadian Dollar	3.9
Australian Dollar	3.8
South Korean Won	2.7
British Pound Sterling	2.3
Philippine Peso	0.5
Norwegian Krone	0.4
Total	100.0%

 See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Canada — 1.7%
10,542	Fortis, Inc.	$370,531

	Cayman Islands — 1.5%
681,127	Wasion Group Holdings Ltd.	313,194

	France — 7.9%
22,166	Schneider Electric SE	1,703,071

	Germany — 5.9%
2,990	Siemens AG	411,000
29,097	SMA Solar Technology AG (b)	874,033
		1,285,033

	Ireland — 4.0%
5,521	Eaton Corp., PLC	429,699
10,231	Johnson Controls International PLC	443,616
		873,315

	Italy — 8.3%
61,353	Prysmian S.p.A.	1,804,417

	Japan — 7.6%
66,000	NEC Corp.	174,866
6,800	NGK Insulators Ltd.	135,365
90,000	Osaki Electric Co., Ltd.	672,149
33,300	Panasonic Corp.	451,204
89,000	Toshiba Corp. (c)	215,072
		1,648,656

	Spain — 7.3%
76,081	Red Electrica Corp., S.A.	1,589,764

	Switzerland — 7.8%
67,960	ABB Ltd.	1,678,270

	United Kingdom — 1.7%
30,376	National Grid PLC	376,565

	United States — 46.0%
11,107	Advanced Energy Industries, Inc. (c)	718,512
429	AZZ, Inc.	23,938
21,797	Badger Meter, Inc.	868,611
34,166	Control4 Corp. (c)	669,995
504	Digi International, Inc. (c)	5,116
51,197	EnerNOC, Inc. (c)	396,777
904	EnerSys	65,495
125,973	Enphase Energy, Inc. (c)	108,967
439	ESCO Technologies, Inc.	26,186
51,629	General Cable Corp.	844,134
15,604	General Electric Co.	421,464
3,213	Honeywell International, Inc.	428,261
1,102	Hubbell, Inc.	124,713
12,631	Itron, Inc. (c)	855,750
1,383	MasTec, Inc. (c)	62,442
24,926	MYR Group, Inc. (c)	773,205
55,738	Quanta Services, Inc. (c)	1,834,895
63,002	Silver Spring Networks, Inc. (c)	710,663

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
45,939	SolarEdge Technologies, Inc. (b) (c)	$918,780
429	Valmont Industries, Inc.	64,178
878	WESCO International, Inc. (c)	50,309
		9,972,391
	Total Common Stocks — 99.7%	21,615,207
	(Cost $19,318,958)

	Money Market Funds — 4.2%
902,116	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (d) (e)	902,116
	(Cost $902,116)

	Total Investments — 103.9%	22,517,323
	(Cost $20,221,074) (f)
	Net Other Assets and Liabilities — (3.9)%	(837,795)
	Net Assets — 100.0%	$21,679,528

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $864,937 and the total value of the collateral held by the Fund is $902,116.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of June 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,733,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $437,592.

 See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$21,615,207	$—	$—
Money Market Funds	902,116	—	—
Total Investments	$22,517,323	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $7,218,834 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

% of Total
Sector Allocation	Long-Term Investments
Industrials	53.9%
Information Technology	33.2
Utilities	10.8
Consumer Discretionary	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	52.2%
Euro	28.3
Swiss Franc	7.5
Japanese Yen	7.3
British Pound Sterling	1.7
Canadian Dollar	1.6
Hong Kong Dollar	1.4
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 3.0%
47,246	Fortescue Metals Group Ltd.	$189,555
15,765	Regis Resources Ltd.	45,802
3,426	Washington H. Soul Pattinson & Co., Ltd.	43,896
		279,253

	Brazil — 1.4%
11,316	Cia de Saneamento Basico do Estado de Sao Paulo	107,391
2,170	Cia de Saneamento de Minas Gerais-COPASA	26,430
		133,821

	Canada — 5.5%
4,593	Agrium, Inc.	416,267
5,317	Peyto Exploration & Development Corp.	96,434
		512,701

	Cayman Islands — 0.2%
46,800	China Zhongwang Holdings Ltd.	20,560

	China — 0.1%
8,000	Shandong Chenming Paper Holdings Ltd., Class H	10,124

	Faroe Islands — 0.5%
1,309	Bakkafrost P/F	49,295

	Finland — 7.4%
6,089	Metsa Board OYJ	44,196
17,939	Stora Enso OYJ, Class R	231,732
14,715	UPM-Kymmene OYJ	419,497
		695,425

	France — 15.9%
11,929	Suez	220,925
18,219	TOTAL S.A., ADR	903,480
17,385	Veolia Environnement S.A.	367,342
		1,491,747

	Hong Kong — 1.4%
94,000	Guangdong Investment Ltd.	129,548

	India — 4.5%
21,340	National Aluminium Co., Ltd.	21,377
93,273	Oil & Natural Gas Corp., Ltd.	226,987
6,537	Oil India Ltd.	26,254
9,631	Vedanta Ltd., ADR	149,473
		424,091

	Indonesia — 0.7%
454,822	Adaro Energy Tbk PT	53,920
11,998	Indo Tambangraya Megah Tbk PT	15,574
		69,494

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 0.6%
2,700	Nippon Paper Industries Co., Ltd.	$55,236

	Jersey Island — 0.8%
37,442	Centamin PLC	75,491

	Luxembourg — 0.5%
1,628	Ternium S.A., ADR	45,730

	Norway — 2.8%
13,114	Marine Harvest ASA	224,463
1,636	Salmar ASA	40,583
		265,046

	Philippines — 0.3%
8,260	Semirara Mining & Power Corp.	26,273

	Portugal — 0.1%
1,841	Altri SGPS S.A.	8,486

	Russia — 8.2%
150	Acron PJSC	7,974
1,789	MMC Norilsk Nickel PJSC	244,742
4,030	Novolipetsk Steel PJSC, GDR	78,021
1,165	PhosAgro PJSC	45,454
5,860	Severstal PJSC, GDR	76,883
49,663	Tatneft PJSC	316,294
		769,368

	South Africa — 0.9%
3,995	Exxaro Resources Ltd.	28,399
13,196	Sibanye Gold Ltd., ADR (b)	61,098
		89,497

	South Korea — 2.9%
1,999	SK Innovation Co., Ltd.	276,923

	Sweden — 0.6%
1,250	Holmen AB, Class B	54,260

	Thailand — 2.2%
120,900	Charoen Pokphand Foods PCL	88,264
45,100	PTT Exploration & Production PCL	114,509
		202,773

	Turkey — 0.9%
41,418	Eregli Demir ve Celik Fabrikalari TAS	82,990

	United Kingdom — 14.1%
13,800	Pennon Group PLC	148,374
17,357	Royal Dutch Shell PLC, Class A, ADR	923,219
22,479	United Utilities Group PLC	253,986
		1,325,579

	United States — 23.7%
18,558	Archer-Daniels-Midland Co.	767,930
2,083	Domtar Corp.	80,029
11,522	Exxon Mobil Corp.	930,171

 See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
7,847	International Paper Co.	$444,219
		2,222,349
	Total Common Stocks — 99.2%	9,316,060
	(Cost $9,078,588)

	Money Market Funds — 0.5%
43,200	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (c) (d)	43,200
	(Cost $43,200)

	Total Investments — 99.7%	9,359,260
	(Cost $9,121,788) (e)
	Net Other Assets and Liabilities — 0.3%	31,155
	Net Assets — 100.0%	$9,390,415

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $41,670 and the total value of the collateral held by the Fund is $43,200.
(c)	Interest rate shown reflects yield as of June 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $547,723 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $310,251.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$9,316,060	$—	$—
Money Market Funds	43,200	—	—
Total Investments	$9,359,260	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $1,692,339 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

% of Total
Sector Allocation	Long-Term Investments
Energy	42.7%
Materials	31.2
Utilities	13.5
Consumer Staples	12.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	48.1%
Euro	13.8
Russian Ruble	6.6
Canadian Dollar	5.5
British Pound Sterling	5.1
Norwegian Krone	3.3
Australian Dollar	3.0
Korean Won	3.0
Indian Rupee	2.9
Thai Baht	2.2
Hong Kong Dollar	1.7
Brazilian Real	1.4
Turkish Lira	0.9
Indonesian Rupiah	0.7
Japanese Yen	0.6
Swedish Krona	0.6
South African Rand	0.3
Philippine Peso	0.3
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.0%
	Australia — 1.4%
2,811	GrainCorp Ltd., Class A	$20,460
20,726	Incitec Pivot Ltd.	54,321
3,279	Nufarm Ltd.	24,270
		99,051

	Belgium — 0.3%
529	Tessenderlo Group S.A. (b)	22,748

	Bermuda — 1.9%
1,724	Bunge Ltd.	128,611
86,538	Sinofert Holdings Ltd. (b)	10,973
		139,584

	Canada — 4.4%
1,697	Agrium, Inc.	153,800
10,319	Potash Corp. of Saskatchewan, Inc.	168,297
		322,097

	Chile — 0.7%
1,479	Sociedad Quimica y Minera de Chile S.A., ADR	48,837

	Germany — 22.9%
7,692	BASF SE	712,411
5,480	Bayer AG	708,518
5,725	Evonik Industries AG	182,989
2,351	K+S AG	60,202
		1,664,120

	India — 4.3%
3,583	Coromandel International Ltd.	23,259
7,630	Mahindra & Mahindra Ltd.	159,193
1,690	PI Industries Ltd.	21,897
3,130	Tata Chemicals Ltd.	29,391
6,240	UPL Ltd.	81,131
		314,871

	Japan — 7.2%
15,200	Kubota Corp.	255,079
13,000	Mitsui Chemicals, Inc.	68,771
1,900	Nissan Chemical Industries Ltd.	62,672
600	Sakata Seed Corp.	18,644
20,000	Sumitomo Chemical Co., Ltd.	114,870
		520,036

	Luxembourg — 0.2%
1,491	Adecoagro S.A. (b)	14,895

	Malaysia — 2.3%
98,301	Petronas Chemicals Group Bhd	162,589

	Netherlands — 3.4%
16,727	CNH Industrial N.V.	190,353
2,589	OCI N.V. (b)	56,982
		247,335

Shares	Description	Value
	Common Stocks (a) (Continued)
	Norway — 1.7%
3,356	Yara International ASA	$126,060

	Poland — 0.3%
1,219	Grupa Azoty S.A.	20,823

	Russia — 2.3%
498	Acron PJSC	26,473
1,591	PhosAgro PJSC	62,075
36,068	Uralkali PJSC (b)	76,111
		164,659

	Singapore — 2.6%
78,700	Wilmar International Ltd.	191,498

	Switzerland — 0.6%
126	Bucher Industries AG	39,650

	Taiwan — 0.2%
12,039	Taiwan Fertilizer Co., Ltd.	16,008

	Turkey — 0.2%
656	Turk Traktor ve Ziraat Makineleri AS	14,720

	United States — 41.1%
976	AGCO Corp.	65,773
2,864	CF Industries Holdings, Inc.	80,078
2,895	Deere & Co.	357,793
11,360	Dow Chemical (The) Co.	716,475
8,934	E.I. du Pont de Nemours and Co.	721,063
1,646	FMC Corp.	120,240
5,391	Monsanto Co.	638,079
4,312	Mosaic (The) Co.	98,443
443	Raven Industries, Inc.	14,752
732	Scotts Miracle-Gro (The) Co.	65,485
227	Terra Nitrogen Co., L.P. (c)	19,490
1,322	Toro (The) Co.	91,601
		2,989,272

	Total Investments — 98.0%	7,118,853
	(Cost $6,428,929) (d)
	Net Other Assets and Liabilities — 2.0%	147,985
	Net Assets — 100.0%	$7,266,838

 See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $801,457 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $111,533.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$7,118,853	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $2,058,032 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

% of Total
Sector Allocation	Long-Term Investments
Materials	68.1%
Industrials	14.5
Health Care	9.9
Consumer Staples	5.3
Consumer Discretionary	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.4%
Euro	24.5
Japanese Yen	7.3
Canadian Dollar	4.5
Indian Rupee	4.4
Singapore Dollar	2.7
Russian Rublev	2.3
Malaysian Ringgit	2.3
Norwegian Krone	1.8
Australian Dollar	1.4
Swiss Franc	0.6
Polish Zloty	0.3
New Taiwan Dollar	0.2
Turkish Lira	0.2
Hong Kong Dollar	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Brazil — 24.2%
280,349	Ambev S.A., ADR	$1,539,116
281,817	B3 S.A. - Brasil Bolsa Balcao	1,668,155
188,776	Banco Bradesco S.A., ADR	1,604,596
183,174	Banco do Brasil S.A.	1,482,908
206,824	Banco Santander Brasil S.A., ADR	1,557,385
178,387	BB Seguridade Participacoes S.A.	1,541,078
119,832	BRF S.A.	1,415,022
313,091	CCR S.A.	1,595,272
227,577	Cielo S.A.	1,696,747
81,013	Embraer S.A., ADR	1,476,867
544,140	Gerdau S.A. (Preference Shares)	1,691,763
175,970	Hypermarcas S.A.	1,471,861
146,729	Itau Unibanco Holding S.A., ADR	1,621,355
580,010	Itausa-Investimentos Itau S.A. (Preference Shares)	1,579,187
643,257	JBS S.A.	1,279,563
358,005	Kroton Educacional S.A.	1,603,669
355,551	Lojas Americanas S.A. (Preference Shares)	1,491,792
196,858	Lojas Renner S.A.	1,634,096
188,776	Petroleo Brasileiro S.A., ADR (b)	1,508,320
71,976	Raia Drogasil S.A.	1,531,682
612,156	Rumo S.A. (b)	1,594,647
111,867	Telefonica Brasil S.A., ADR	1,509,086
105,106	TIM Participacoes S.A., ADR	1,555,569
69,352	Ultrapar Participacoes S.A.	1,639,126
191,257	Vale S.A., ADR	1,673,499
		38,962,361

	Cayman Islands — 14.4%
150,714	AAC Technologies Holdings, Inc.	1,884,058
13,050	Alibaba Group Holding Ltd., ADR (b)	1,838,745
8,601	Baidu, Inc., ADR (b)	1,538,375
891,835	China Evergrande Group (b)	1,601,487
29,290	Ctrip.com International Ltd., ADR (b)	1,577,559
967,488	Geely Automobile Holdings Ltd.	2,086,789
39,989	JD.com, Inc., ADR (b)	1,568,368
42,082	Momo, Inc., ADR (b)	1,555,351
5,620	NetEase, Inc., ADR	1,689,540
22,334	New Oriental Education & Technology Group, Inc., ADR (b)	1,574,324
205,250	Sunny Optical Technology Group Co., Ltd.	1,840,229
46,536	Tencent Holdings Ltd.	1,664,161
129,412	Vipshop Holdings Ltd., ADR (b)	1,365,297
21,771	Weibo Corp., ADR (b)	1,447,118
		23,231,401

	China — 9.7%
3,300,224	Agricultural Bank of China Ltd., Class H	1,559,770

Shares	Description	Value

	Common Stocks (a) (Continued)
	China (Continued)
3,198,211	Bank of China Ltd., Class H (b)	$1,568,905
2,593,165	China CITIC Bank Corp., Ltd., Class H	1,587,628
1,936,921	China Construction Bank Corp., Class H	1,500,922
486,851	China Life Insurance Co., Ltd., Class H	1,487,220
1,951,376	China Petroleum & Chemical Corp., Class H	1,522,121
732,457	China Shenhua Energy Co., Ltd., Class H	1,630,507
2,394,606	Industrial and Commercial Bank of China Ltd., Class H (b)	1,616,350
2,402,965	PetroChina Co., Ltd., Class H	1,471,181
249,092	Ping An Insurance (Group) Co. of China Ltd., Class H	1,641,482
		15,586,086

	Hong Kong — 1.0%
1,401,420	CNOOC Ltd.	1,534,706

	India — 18.6%
63,901	Axis Bank Ltd., GDR	2,543,260
64,622	Dr. Reddy’s Laboratories Ltd., ADR	2,723,171
28,440	HDFC Bank Ltd., ADR	2,473,427
276,886	ICICI Bank Ltd., ADR	2,483,668
165,365	Infosys Ltd., ADR	2,483,782
100,605	Larsen & Toubro Ltd., GDR	2,595,609
112,478	Mahindra & Mahindra Ltd., GDR	2,407,029
60,534	Reliance Industries Ltd., GDR (b) (c)	2,566,642
55,924	State Bank of India, GDR	2,376,770
67,798	Tata Motors Ltd., ADR	2,238,012
168,489	Vedanta Ltd., ADR	2,614,949
463,267	Wipro Ltd., ADR	2,408,988
		29,915,307

	Isle of Man — 1.8%
260,231	Eros International PLC (b)	2,979,645

	Jersey — 1.6%
74,985	WNS (Holdings) Ltd., ADR (b)	2,576,484

	Mauritius — 1.6%
78,032	MakeMyTrip Ltd. (b)	2,617,973

	South Korea — 25.1%
5,225	Amorepacific Corp.	1,388,280
18,716	Celltrion, Inc. (d)	1,882,805
43,586	Hana Financial Group, Inc.	1,723,783
6,527	Hyundai Mobis Co., Ltd.	1,426,168
10,994	Hyundai Motor Co.	1,532,616
18,141	Kakao Corp.	1,609,327
33,381	KB Financial Group, Inc.	1,683,419
45,898	Kia Motors Corp.	1,532,407
41,902	Korea Electric Power Corp.	1,494,211

 See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
16,148	KT&G Corp.	$1,651,284
5,936	LG Chem Ltd.	1,509,746
54,884	LG Display Co., Ltd.	1,779,659
21,727	LG Electronics, Inc.	1,522,969
1,820	LG Household & Health Care Ltd.	1,581,156
4,972	Lotte Chemical Corp.	1,494,881
2,117	NAVER Corp.	1,550,536
4,735	NCSoft Corp.	1,570,539
6,355	POSCO	1,594,096
8,144	Samsung Biologics Co., Ltd. (b) (c)	2,078,441
13,012	Samsung C&T Corp.	1,683,150
800	Samsung Electronics Co., Ltd.	1,662,020
36,243	Shinhan Financial Group Co., Ltd.	1,561,666
31,390	SK Hynix, Inc.	1,849,133
10,604	SK Innovation Co., Ltd.	1,468,981
7,058	SK Telecom Co., Ltd.	1,640,893
		40,472,166

	United Kingdom — 1.6%
316,311	Vedanta Resources PLC	2,644,920

	Total Investments — 99.6%	160,521,049
	(Cost $157,531,457) (e)
	Net Other Assets and Liabilities — 0.4%	568,233
	Net Assets — 100.0%	$161,089,282

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (October 1, 2016 to June 30, 2017), the Fund received 46 shares of Celltrion, Inc.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,337,268 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,347,676.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$160,521,049	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $3,151,725 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Financials	23.0%
Information Technology	20.3
Consumer Discretionary	18.2
Energy	8.3
Materials	8.2
Consumer Staples	6.5
Industrials	5.6
Health Care	5.1
Telecommunication Services	2.9
Real Estate	1.0
Utilities	0.9
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Bermuda — 1.9%
16,797	Marvell Technology Group Ltd.	$277,487

	Canada — 5.9%
42,009	BlackBerry Ltd. (b)	419,670
32,317	Celestica, Inc. (b)	438,865
		858,535

	Cayman Islands — 3.0%
1,411,853	FIH Mobile Ltd.	435,810

	China — 4.3%
48,446	BYD Co., Ltd., Class H (c)	297,224
142,213	ZTE Corp., Class H (b)	339,529
		636,753

	Finland — 3.0%
70,258	Nokia OYJ, ADR	432,789

	France — 1.4%
6,011	Orange S.A.	95,361
4,870	Vivendi S.A.	108,409
		203,770

	Germany — 0.6%
5,304	Deutsche Telekom AG	95,231

	Guernsey — 2.0%
4,470	Amdocs Ltd.	288,136

	Hong Kong — 0.7%
9,326	China Mobile Ltd.	98,964

	Italy — 0.7%
112,865	Telecom Italia S.p.A. (b)	104,159

	Japan — 10.4%
3,814	KDDI Corp.	100,881
7,700	Kyocera Corp.	445,399
4,260	NTT DOCOMO, Inc.	100,445
1,300	SoftBank Group Corp.	105,144
12,200	Sony Corp.	464,896
127,000	Toshiba Corp. (b)	306,900
		1,523,665

	Netherlands — 3.7%
4,875	Gemalto N.V.	292,598
17,536	STMicroelectronics N.V.	251,762
		544,360

	Russia — 0.7%
12,000	Mobile TeleSystems PJSC, ADR	100,560

	Singapore — 2.9%
25,726	Flex Ltd. (b)	419,591

	South Korea — 6.7%
6,285	KT Corp., ADR	104,582
6,026	LG Electronics, Inc.	422,397

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
222	Samsung Electronics Co., Ltd.	$461,211
		988,190

	Spain — 0.7%
9,483	Telefonica S.A.	97,891

	Sweden — 1.9%
39,624	Telefonaktiebolaget LM Ericsson, Class B	283,375

	Taiwan — 9.6%
183,714	HTC Corp. (b)	438,450
597,583	Inventec Corp.	487,181
480,431	Wistron Corp.	488,801
		1,414,432

	United Kingdom — 0.7%
35,376	Vodafone Group PLC	100,330

	United States — 39.2%
4,799	Agilent Technologies, Inc.	284,629
300	Alphabet, Inc., Class C (b)	272,619
3,377	Analog Devices, Inc.	262,731
2,907	Apple, Inc.	418,666
2,744	AT&T, Inc.	103,531
13,747	Benchmark Electronics, Inc. (b)	444,028
6,854	CEVA, Inc. (b)	311,514
12,333	Ciena Corp. (b)	308,572
2,849	Crown Castle International Corp.	285,413
6,058	Maxim Integrated Products, Inc.	272,004
9,411	Micron Technology, Inc. (b)	281,013
3,465	Motorola Solutions, Inc.	300,554
5,056	QUALCOMM, Inc.	279,192
12,132	Sanmina Corp. (b)	462,229
2,096	SBA Communications Corp. (b)	282,750
2,721	Skyworks Solutions, Inc.	261,080
5,212	Synaptics, Inc. (b)	269,513
3,511	Texas Instruments, Inc.	270,101
2,267	Verizon Communications, Inc.	101,244
4,341	Xilinx, Inc.	279,213
		5,750,596
	Total Common Stocks — 100.0%	14,654,624
	(Cost $10,698,415)

	Money Market Funds — 0.9%
134,160	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (d) (e)	134,160
	(Cost $134,160)

	Total Investments — 100.9%	14,788,784
	(Cost $10,832,575) (f)
	Net Other Assets and Liabilities — (0.9)%	(129,608)
	Net Assets — 100.0%	$14,659,176

 See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $127,611 and the total value of the collateral held by the Fund is $134,160.
(d)	Interest rate shown reflects yield as of June 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,164,599 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $208,390.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,654,624	$—	$—
Money Market Funds	134,160	—	—
Total Investments	$14,788,784	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $4,900,946 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Information Technology	74.3%
Telecommunication Services	8.9
Consumer Discretionary	8.8
Real Estate	3.9
Industrials	2.1
Health Care	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	56.6%
Japanese Yen	10.3
New Taiwan Dollar	9.5
Hong Kong Dollar	7.9
Euro	7.1
South Korean Won	6.0
Swedish Krona	1.9
British Pound Sterling	0.7
Total	100.0%

 See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Bermuda — 1.4%
140,037	Brilliance China Automotive Holdings Ltd.	$255,054

	Cayman Islands — 3.5%
43,869	China Harmony New Energy Auto Holding Ltd. (b) (c)	20,958
290,486	Geely Automobile Holdings Ltd.	626,554
		647,512

	China — 5.4%
129,824	AviChina Industry & Technology Co., Ltd., Class H	76,157
61,000	BAIC Motor Corp. Ltd., Class H (d)	59,145
39,925	BYD Co., Ltd., Class H	244,946
46,078	Chongqing Changan Automobile Co., Ltd., Class B	60,789
131,777	Dongfeng Motor Group Co., Ltd., Class H	155,787
180,174	Great Wall Motor Co., Ltd., Class H	222,464
103,195	Guangzhou Automobile Group Co., Ltd., Class H	181,080
		1,000,368

	France — 7.0%
29,070	Peugeot S.A.	579,879
7,722	Renault S.A. (b)	698,961
		1,278,840

	Germany — 18.4%
7,704	Bayerische Motoren Werke AG	715,194
19,862	Daimler AG	1,437,576
8,889	Porsche Automobil Holding SE (Preference Shares)	499,406
4,797	Volkswagen AG (Preference Shares)	730,612
		3,382,788

	Italy — 0.1%
8,316	Piaggio & C. S.p.A.	20,535

	Japan — 33.8%
51,235	Honda Motor Co., Ltd.	1,395,724
34,859	Mazda Motor Corp.	485,965
41,500	Mitsubishi Motors Corp.	273,038
75,176	Nissan Motor Co., Ltd.	747,248
21,265	Subaru Corp.	715,797
15,259	Suzuki Motor Corp.	723,098
26,876	Toyota Motor Corp.	1,408,138
17,912	Yamaha Motor Co., Ltd.	461,516
		6,210,524

	Malaysia — 0.1%
16,992	UMW Holdings Bhd (c)	23,632

	South Korea — 6.4%
4,956	Hyundai Motor Co.	690,890

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
13,884	Kia Motors Corp.	$463,549
2,242	Ssangyong Motor Co. (c)	13,403
		1,167,842

	Taiwan — 0.2%
36,959	China Motor Corp.	34,687

	United States — 22.9%
129,769	Ford Motor Co.	1,452,115
42,530	General Motors Co.	1,485,573
9,145	Harley-Davidson, Inc.	494,013
2,116	Tesla, Inc. (b) (c)	765,167
		4,196,868
	Total Common Stocks — 99.2%	18,218,650
	(Cost $19,656,865)

	Money Market Funds — 7.0%
1,274,678	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (e) (f)	1,274,678
	(Cost $1,274,678)

	Total Investments — 106.2%	19,493,328
	(Cost $20,931,543) (g)
	Net Other Assets and Liabilities — (6.2)%	(1,130,929)
	Net Assets — 100.0%	$18,362,399

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,229,070 and the total value of the collateral held by the Fund is $1,274,678.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Interest rate shown reflects yield as of June 30, 2017.
(f)	This security serves as collateral for securities on loan.

 See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,316,523 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,754,738.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$18,218,650	$—	$—
Money Market Funds	1,274,678	—	—
Total Investments	$19,493,328	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $13,949,234 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

% of Total
Sector Allocation	Long-Term Investments
Consumer Discretionary	99.6%
Industrials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	31.8%
United States Dollar	28.1
Euro	24.0
Hong Kong Dollar	9.8
South Korean Won	6.0
New Taiwan Dollar	0.2
Malaysian Ringgit	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 4.4%
1,239,556	Open Text Corp.	$39,095,596

	Germany — 4.4%
376,039	SAP SE, ADR	39,360,002

	India — 1.1%
1,995,251	Wipro Ltd., ADR (b)	10,375,305

	Israel — 1.2%
95,979	Check Point Software Technologies Ltd. (c)	10,469,390

	United States — 88.9%
183,585	Activision Blizzard, Inc.	10,568,988
75,810	Adobe Systems, Inc. (c)	10,722,566
857,830	Akamai Technologies, Inc. (c)	42,728,512
40,976	Alphabet, Inc., Class A (c)	38,094,568
40,665	Amazon.com, Inc. (c)	39,363,720
148,031	Apple, Inc.	21,319,425
338,508	CA, Inc.	11,668,371
1,282,801	Cisco Systems, Inc.	40,151,671
91,714	Equinix, Inc.	39,359,980
315,669	F5 Networks, Inc. (c)	40,108,903
267,045	Facebook, Inc., Class A (c)	40,318,454
1,202,191	Hewlett Packard Enterprise Co.	19,944,349
148,157	International Business Machines Corp.	22,790,991
76,468	Intuit, Inc.	10,155,715
127,091	j2 Global, Inc.	10,814,173
1,379,022	Juniper Networks, Inc.	38,447,133
323,786	Microsoft Corp.	22,318,569
998,931	NetApp, Inc.	40,007,187
248,033	Netflix, Inc. (c)	37,058,611
293,836	NetScout Systems, Inc. (c)	10,107,958
891,093	Oracle Corp.	44,679,403
451,565	Red Hat, Inc. (c)	43,237,349
451,213	salesforce.com, Inc. (c)	39,075,046
1,483,738	Teradata Corp. (c)	43,755,434
416,332	VMware, Inc., Class A (b) (c)	36,399,907
11,490,540	Zynga, Inc., Class A (c)	41,825,566
		795,022,549
	Total Common Stocks — 100.0%	894,322,842
	(Cost $770,629,069)

	Money Market Funds — 3.7%
32,979,107	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.85% (d) (e)	32,979,107
	(Cost $32,979,107)

Description	Value
Total Investments — 103.7%	$927,301,949
(Cost $803,608,176) (f)
Net Other Assets and Liabilities — (3.7)%	(33,172,369)
Net Assets — 100.0%	$894,129,580

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $32,466,063 and the total value of the collateral held by the Fund is $32,979,107.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of June 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $133,389,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,695,249.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$894,322,842	$—	$—
Money Market Funds	32,979,107	—	—
Total Investments	$927,301,949	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

 See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

% of Total
Sector Allocation	Long-Term Investments
Information Technology	87.1%
Consumer Discretionary	8.5
Real Estate	4.4
Total	100.0%

 See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.3%
	Australia — 1.5%
68,801	South32 Ltd.	$141,719

	Canada — 2.9%
1,391	Canada Goose Holdings, Inc. (b)	27,472
7,778	Hydro One Ltd. (c)	139,330
1,265	Shopify, Inc., Class A (b)	109,929
		276,731

	Cayman Islands — 28.3%
6,913	Alibaba Group Holding Ltd., ADR (b)	974,042
48,750	Cheung Kong Property Holdings Ltd.	381,823
179,251	Dali Foods Group Co., Ltd. (c)	102,856
18,661	JD.com, Inc., ADR (b)	731,885
2,575	Momo, Inc., ADR (b)	95,172
2,856	Weibo Corp., ADR (b)	189,838
191,245	WH Group Ltd. (c)	193,022
		2,668,638

	China — 6.4%
509,997	China Huarong Asset Management Co., Ltd., Class H (c)	197,925
144,300	China Vanke Co., Ltd., Class H	408,460
		606,385

	Colombia — 1.3%
14,555	Grupo Aval Acciones y Valores S.A., ADR	120,515

	Denmark — 3.6%
5,491	DONG Energy A/S (c)	247,883
2,425	ISS A/S	95,244
		343,127

	Finland — 0.4%
1,957	Valmet OYJ	38,021

	France — 2.0%
2,633	Amundi S.A. (c)	190,512

	Germany — 7.0%
2,646	Covestro AG (c)	191,029
1,543	KION Group AG	117,936
1,368	OSRAM Licht AG	108,982
4,781	Uniper SE	89,745
3,233	Zalando SE (b) (c)	147,740
		655,432

	Hong Kong — 1.1%
81,750	China Resources Pharmaceutical Group Ltd. (c)	102,090

	Israel — 0.4%
587	Wix.com Ltd. (b)	40,855

	Italy — 1.4%
10,572	Italgas S.p.A.	53,395

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy (Continued)
3,314	Moncler S.p.A.	$77,594
		130,989

	Japan — 12.6%
58,800	Japan Post Bank Co., Ltd.	751,762
2,000	Kyushu Railway Co.	64,814
21,900	Recruit Holdings Co., Ltd.	375,985
		1,192,561

	Mexico — 0.9%
47,738	Becle S.A.B. de C.V. (b)	81,410

	Multi-National — 1.1%
115,495	HK Electric Investments & HK Electric Investments Ltd. (c)	106,213

	Netherlands — 15.3%
12,281	ABN AMRO Group N.V., CVA (c)	325,561
20,274	Altice N.V., Class A (b)	467,751
3,271	Ferrari N.V.	280,759
4,555	NN Group N.V.	161,902
1,896	Patheon N.V. (b)	66,132
1,914	Philips Lighting N.V. (c)	70,654
3,122	Trivago N.V., ADR (b)	73,867
		1,446,626

	New Zealand — 0.8%
33,486	Meridian Energy Ltd.	71,407

	Spain — 4.6%
1,958	Aena S.A. (c)	382,078
7,519	Gestamp Automocion S.A. (b) (c)	52,729
		434,807

	Switzerland — 1.0%
588	Sunrise Communications Group AG (c)	46,205
391	VAT Group AG (c)	48,605
		94,810

	United Kingdom — 4.6%
12,734	Auto Trader Group PLC (c)	63,025
25,495	ConvaTec Group PLC (b) (c)	105,994
8,875	Just Eat PLC (b)	75,713
13,272	Merlin Entertainments PLC (c)	83,060
26,130	Worldpay Group PLC (c)	107,137
		434,929

	United States — 2.1%
5,022	Yum China Holdings, Inc. (b)	198,018

	Total Investments — 99.3%	9,375,795
	(Cost $9,173,340) (d)
	Net Other Assets and Liabilities — 0.7%	67,504
	Net Assets — 100.0%	$9,443,299

 See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2017 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $276,304 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $73,849.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$9,375,795	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $1,685,973 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investment
Consumer Discretionary	22.0%
Financials	18.6
Information Technology	18.5
Industrials	13.9
Real Estate	8.4
Utilities	7.6
Consumer Staples	4.0
Materials	3.6
Health Care	2.9
Telecommunication Services	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.4%
United States Dollar	28.0
Hong Kong Dollar	15.9
Japanese Yen	12.7
British Pound Sterling	4.6
Danish Krone	3.7
Australian Dollar	1.5
Canadian Dollar	1.5
Swiss Franc	1.0
Mexican Peso	0.9
New Zealand Dollar	0.8
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Israel — 7.6%
70,791	Check Point Software Technologies Ltd. (b)	$7,721,882
161,848	CyberArk Software Ltd. (b)	8,084,308
238,548	Radware Ltd. (b)	4,184,132
		19,990,322

	Japan — 3.1%
157,400	Trend Micro, Inc.	8,102,654

	Jersey — 3.0%
379,759	Experian PLC	7,790,258

	Netherlands — 3.1%
133,547	Gemalto N.V.	8,015,504

	South Korea — 2.6%
157,184	Ahnlab, Inc.	6,896,505

	United Kingdom — 5.8%
923,298	BAE Systems PLC	7,618,189
288,204	Ultra Electronics Holdings PLC	7,687,642
		15,305,831

	United States — 74.7%
336,471	Akamai Technologies, Inc. (b)	16,759,621
361,874	Barracuda Networks, Inc. (b)	8,344,814
503,158	Cisco Systems, Inc.	15,748,845
61,911	F5 Networks, Inc. (b)	7,866,412
529,175	FireEye, Inc. (b)	8,048,752
201,632	Fortinet, Inc. (b)	7,549,102
160,572	Imperva, Inc. (b)	7,683,370
117,259	Itron, Inc. (b)	7,944,297
540,902	Juniper Networks, Inc.	15,080,348
465,534	KEYW Holding (The) Corp. (b)	4,352,743
192,605	ManTech International Corp., Class A	7,969,995
133,775	Palo Alto Networks, Inc. (b)	17,900,433
92,236	Proofpoint, Inc. (b)	8,008,852
188,864	Qualys, Inc. (b)	7,705,651
104,388	Science Applications International Corp.	7,246,615
129,529	Splunk, Inc. (b)	7,368,905
523,411	Symantec Corp.	14,786,361
218,217	Varonis Systems, Inc. (b)	8,117,672
192,955	VASCO Data Security International, Inc. (b)	2,768,904
193,000	Verint Systems, Inc. (b)	7,855,100
81,653	VMware, Inc., Class A (b)	7,138,922
		196,245,714

	Total Investments — 99.9%	262,346,788
	(Cost $247,246,444) (c)
	Net Other Assets and Liabilities — 0.1%	218,134
	Net Assets — 100.0%	$262,564,922

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,830,709 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,730,365.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$262,346,788	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred common stocks valued at $15,619,343 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Information Technology	89.5%
Industrials	10.5
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

June 30, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”) 1

First Trust Global Engineering and Construction ETF – (NYSE Arca ticker “FLM”) 1

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”) 1

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)

[1]	Effective on December 13, 2016, First Trust ISE Global Wind Energy Index Fund changed its name to First Trust Global Wind Energy ETF, First Trust ISE Global Engineering and Construction Index Fund changed its name to First Trust Global Engineering and Construction ETF, and First Trust ISE Cloud Computing Index Fund changed its name to First Trust Cloud Computing ETF. The Funds’ ticker symbols were not changed.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2017 (Unaudited)

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2017 (Unaudited)

8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2017 (Unaudited)

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, only FAN, FLM, GRID, FTRI, FONE, CARZ and SKYY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2017 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2016 through June 30, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2017.

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2017 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE’s only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2017 (Unaudited)

THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE

INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and is licensed for use byS&P Dow Jones Indices LLC and sublicensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. S&P Dow Jones’ only relationship to First Trust with respect to the Fund is the licensing of the Index and certain related trademarks. The Index is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT®” is the a trade mark of the National Association of Real Estate Investment Trusts (“NAREIT”) and “EPRA®” is a trade mark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE International Limited (“FTSE”) under license.

All intellectual property rights within the index values and constituent list vest in FTSE, Euronext N.V., NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The Funds are not sponsored, endorsed, sold or promoted by Indxx, LLC, the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider’s only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2017 (Unaudited)

INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

First Trust International IPO ETF

The Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® International Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX®-100 AND IPOX®-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

First Trust Nasdaq Smartphone Index Fund

The First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ Global Auto Index Fund are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust NASDAQ Global Auto Index Fund (the “Nasdaq Funds”). The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM or NASDAQ OMX Global Auto IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors L.P. (“Licensee”) is in the licensing of: (a) certain intellectual property, including the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, which each is determined and composed by the Corporations without regard to Licensee or the Nasdaq Funds, as a benchmark or a component of a pricing or settlement mechanism for each Fund. The Corporations neither recommend nor endorse any investment in the Indices or any Nasdaq Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds. Neither the Indices nor the Nasdaq Funds should be construed as investment advice by the Corporations.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2017 (Unaudited)

NASDAQ, INC., CLEAN EDGE, INC. AND THEIR AFFILIATES (NASDAQ, INC. AND CLEAN EDGE, COLLECTIVELY WITH THEIR AFFILIATES, ARE REFERRED TO AS THE “CORPORATIONS”) DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSMOR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX and has been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. STOXX Limited and its licensors (the “Licensors”) have no relationship to First Trust, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

•	sponsor, endorse, sell or promote the Fund.
•	recommend that any person invest in the Fund or any other securities.
•	have any responsibility or liability for or make any decisions about the timing, amount or pricing of
Fund.
•	have any responsibility or liability for the administration, management or marketing of the Fund.
•	consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

STOXX and its Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties.

Specifically,

•	STOXX and its Licensors do not give any warranty, express or implied, and exclude any liability about:
–	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;
–	The accuracy, timeliness, and completeness of the Index and its data;
–	The merchantability and the fitness for a particular purpose or use of the Index and its data;
–	The performance of the Fund generally.
•	STOXX and its Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the relevant Index or its data or generally in relation to the Fund, even in circumstances where STOXX or its Licensors are aware that such loss or damage may occur.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2017 (Unaudited)

The licensing agreement between First Trust and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 21, 2017

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 21, 2017

* Print the name and title of each signing officer under his or her signature.